Subsequent Event	12 Months Ended
Dec. 31, 2017
Subsequent Events
Subsequent event

19 – Subsequent event

Shelf prospectus and registration statement

On January 24, 2018, the Company filed a preliminary shelf prospectus with Canadian securities regulators, pursuant to which CN may issue up to an aggregate amount of $6.0 billion of debt securities over a 25-month period. The final shelf prospectus and the corresponding U.S. registration statement are expected to be filed in early February 2018, and will replace CN’s existing shelf prospectus and registration statement that expire on February 6, 2018. CN expects to use net proceeds from the sale of debt securities under the shelf prospectus and registration statement for general corporate purposes, including the redemption and refinancing of outstanding indebtedness, share repurchases, acquisitions, and other business opportunities.